Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of credit risk exposure [line items]
Beginning balance			$ 1,870
Ending balance	$ 1,962		1,962
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,962	$ 1,872	1,962	$ 1,872
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,710	1,647	1,710	1,647
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	252	225	252	225
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	105	100	102	99
Net remeasurement of loss allowance	(4)	(3)	2	6
Loan originations	1	1	3	6
Derecognitions and maturities	(1)	(1)	(2)	(4)
Total PCL	(4)	(3)	3	8
Write-offs	(3)	(3)	(7)	(10)
Recoveries of previous write-offs	2	2	5	4
Foreign exchange and other	(3)		(6)	(5)
Ending balance	97	96	97	96
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	551	525	560	570
Net remeasurement of loss allowance	39	97	68	117
Loan originations	10	9	23	18
Derecognitions and maturities	(11)	(16)	(25)	(32)
Total PCL	38	90	66	103
Write-offs	(69)	(78)	(153)	(144)
Recoveries of previous write-offs	18	22	72	39
Foreign exchange and other		2	(7)	(7)
Ending balance	538	561	538	561
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	290	331	293	337
Net remeasurement of loss allowance	80	52	132	113
Loan originations	5	6	10	11
Derecognitions and maturities	(6)	(14)	(14)	(25)
Total PCL	79	44	128	99
Write-offs	(83)	(81)	(159)	(163)
Recoveries of previous write-offs	23	27	46	50
Foreign exchange and other	(1)	2
Ending balance	308	323	308	323
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	941	892	915	912
Net remeasurement of loss allowance	52	29	91	95
Loan originations	50	33	110	66
Derecognitions and maturities	(39)	(37)	(82)	(74)
Total PCL	63	25	119	87
Write-offs	(40)	(80)	(71)	(130)
Recoveries of previous write-offs	50	23	59	31
Foreign exchange and other	5	32	(3)	(8)
Ending balance	1,019	892	1,019	892
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	515	473	515	473
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	390	383	390	383
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	125	90	125	90
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	21	26	20	16
Transfer to Stage 1	7	9	14	18
Transfer to Stage 2	(1)		(1)	(1)
Net remeasurement of loss allowance	(12)	(18)	(20)	(19)
Loan originations	1	1	3	6
Derecognitions and maturities				(1)
Total PCL	(5)	(8)	(4)	3
Foreign exchange and other		1
Ending balance	16	19	16	19
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	90	79	90	76
Transfer to Stage 1	42	59	87	127
Transfer to Stage 2	(5)	(8)	(9)	(14)
Transfer to Stage 3	(1)	(1)	(3)	(2)
Net remeasurement of loss allowance	(47)	(49)	(94)	(111)
Loan originations	10	9	23	18
Derecognitions and maturities	(4)	(4)	(8)	(9)
Total PCL	(5)	6	(4)	9
Foreign exchange and other	1	1		1
Ending balance	86	86	86	86
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	75	76	74	83
Transfer to Stage 1	24	56	50	116
Transfer to Stage 2	(6)	(13)	(11)	(26)
Transfer to Stage 3		(1)		(1)
Net remeasurement of loss allowance	(20)	(49)	(44)	(105)
Loan originations	5	6	10	11
Derecognitions and maturities	(1)		(2)	(1)
Total PCL	2	(1)	3	(6)
Foreign exchange and other		2
Ending balance	77	77	77	77
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	335	282	298	268
Transfer to Stage 1	39	18	108	51
Transfer to Stage 2	(8)	(3)	(25)	(13)
Net remeasurement of loss allowance	(62)	(33)	(118)	(45)
Loan originations	50	33	110	66
Derecognitions and maturities	(24)	(15)	(47)	(34)
Total PCL	(5)		28	25
Foreign exchange and other	6	9	10	(2)
Ending balance	336	291	336	291
Stage Two [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,015	973	1,015	973
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	915	866	915	866
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	100	107	100	107
Stage Two [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	39	27	38	34
Transfer to Stage 1	(6)	(8)	(13)	(17)
Transfer to Stage 2	1	2	3	4
Transfer to Stage 3	(2)	(3)	(4)	(6)
Net remeasurement of loss allowance	6	14	15	20
Derecognitions and maturities	(1)	(1)	(2)	(3)
Total PCL	(2)	4	(1)	(2)
Foreign exchange and other				(1)
Ending balance	37	31	37	31
Stage Two [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	326	317	326	357
Transfer to Stage 1	(39)	(55)	(80)	(119)
Transfer to Stage 2	20	30	44	62
Transfer to Stage 3	(26)	(51)	(52)	(103)
Net remeasurement of loss allowance	49	95	102	154
Derecognitions and maturities	(7)	(12)	(17)	(23)
Total PCL	(3)	7	(3)	(29)
Foreign exchange and other	1	4	1
Ending balance	324	328	324	328
Stage Two [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	215	255	219	254
Transfer to Stage 1	(24)	(56)	(50)	(116)
Transfer to Stage 2	6	13	11	26
Transfer to Stage 3	(39)	(52)	(79)	(101)
Net remeasurement of loss allowance	79	100	142	207
Derecognitions and maturities	(5)	(14)	(12)	(24)
Total PCL	17	(9)	12	(8)
Foreign exchange and other	(1)
Ending balance	231	246	231	246
Stage Two [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	389	371	408	410
Transfer to Stage 1	(37)	(18)	(105)	(50)
Transfer to Stage 2	13	4	36	23
Transfer to Stage 3	(14)	(9)	(27)	(28)
Net remeasurement of loss allowance	80	30	139	54
Derecognitions and maturities	(15)	(22)	(35)	(40)
Total PCL	27	(15)	8	(41)
Foreign exchange and other	7	12	7	(1)
Ending balance	423	368	423	368
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	432	426	432	426
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	405	398	405	398
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	27	28	27	28
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	45	47	44	49
Transfer to Stage 1	(1)	(1)	(1)	(1)
Transfer to Stage 2		(2)	(2)	(3)
Transfer to Stage 3	2	3	4	6
Net remeasurement of loss allowance	2	1	7	5
Total PCL	3	1	8	7
Write-offs	(3)	(3)	(7)	(10)
Recoveries of previous write-offs	2	2	5	4
Foreign exchange and other	(3)	(1)	(6)	(4)
Ending balance	44	46	44	46
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	135	129	144	137
Transfer to Stage 1	(3)	(4)	(7)	(8)
Transfer to Stage 2	(15)	(22)	(35)	(48)
Transfer to Stage 3	27	52	55	105
Net remeasurement of loss allowance	37	51	60	74
Total PCL	46	77	73	123
Write-offs	(69)	(78)	(153)	(144)
Recoveries of previous write-offs	18	22	72	39
Foreign exchange and other	(2)	(3)	(8)	(8)
Ending balance	128	147	128	147
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	39	53	79	102
Net remeasurement of loss allowance	21	1	34	11
Total PCL	60	54	113	113
Write-offs	(83)	(81)	(159)	(163)
Recoveries of previous write-offs	23	27	46	50
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	217	239	209	234
Transfer to Stage 1	(2)		(3)	(1)
Transfer to Stage 2	(5)	(1)	(11)	(10)
Transfer to Stage 3	14	9	27	28
Net remeasurement of loss allowance	34	32	70	86
Total PCL	41	40	83	103
Write-offs	(40)	(80)	(71)	(130)
Recoveries of previous write-offs	50	23	59	31
Foreign exchange and other	(8)	11	(20)	(5)
Ending balance	$ 260	$ 233	$ 260	$ 233